Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy
We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is designed to assess, identify, and manage material risks from cybersecurity threats and includes a cybersecurity incident response plan.

We design and assess our program based on the National Institute of Standards and Technology Cybersecurity Framework, or NIST CSF. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST CSF as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.
Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas. As part of this process, we gather input from subject matter specialists, as necessary, to obtain insights to help identify and assess material cybersecurity threat risks, as well as potential severity and mitigation measures.
Our cybersecurity risk management program includes:
•risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
•a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
•the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
•periodic cybersecurity awareness training of our employees and incident response personnel;
•a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
•a third-party risk management process for service providers, suppliers, and vendors.
We also conduct the following activities at various intervals during the year, which vary in maturity across our business:
•monitor emerging data protection laws and implement changes from time-to-time to our processes designed to comply;
•undertake regular reviews of our customer facing policies and statements related to cybersecurity;
•through policy, practice, and contract (as applicable) require employees, who provide services on our behalf, to treat customer information and data with care;
•leverage the NIST CSF incident handling framework to help us prepare, detect, analyze, contain, eradicate, respond, and recover when there is an actual or potential cybersecurity incident;
•commission annual audits of our information security policies and practices with industry security standards and maintain ISO/IEC 27001 certification and SOC 2 Type II report.
•engage our Internal Auditor to conduct internal reviews of our cybersecurity policies and practices and a third party to perform annual penetration testing to our production environments.
•promote and operate a bug bounty program which invites external security experts to identify potential security vulnerabilities and enables us to continuously improve our security posture and the security of our platform.
•conduct a variety of information security and privacy trainings, including new employee training, job-specific security training, specialized training for IT and security personnel, and phishing simulations.
•run annual tabletop exercise to train our executives and increase their cybersecurity awareness.
•carry information security risk insurance to help defray potential losses that might arise from a cybersecurity incident.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas. As part of this process, we gather input from subject matter specialists, as necessary, to obtain insights to help identify and assess material cybersecurity threat risks, as well as potential severity and mitigation measures.
Our cybersecurity risk management program includes:
•risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
•a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
•the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
•periodic cybersecurity awareness training of our employees and incident response personnel;
•a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
•a third-party risk management process for service providers, suppliers, and vendors.
We also conduct the following activities at various intervals during the year, which vary in maturity across our business:
•monitor emerging data protection laws and implement changes from time-to-time to our processes designed to comply;
•undertake regular reviews of our customer facing policies and statements related to cybersecurity;
•through policy, practice, and contract (as applicable) require employees, who provide services on our behalf, to treat customer information and data with care;
•leverage the NIST CSF incident handling framework to help us prepare, detect, analyze, contain, eradicate, respond, and recover when there is an actual or potential cybersecurity incident;
•commission annual audits of our information security policies and practices with industry security standards and maintain ISO/IEC 27001 certification and SOC 2 Type II report.
•engage our Internal Auditor to conduct internal reviews of our cybersecurity policies and practices and a third party to perform annual penetration testing to our production environments.
•promote and operate a bug bounty program which invites external security experts to identify potential security vulnerabilities and enables us to continuously improve our security posture and the security of our platform.
•conduct a variety of information security and privacy trainings, including new employee training, job-specific security training, specialized training for IT and security personnel, and phishing simulations.
•run annual tabletop exercise to train our executives and increase their cybersecurity awareness.
•carry information security risk insurance to help defray potential losses that might arise from a cybersecurity incident.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Audit Committee receives regular reports from management on our cybersecurity risks. In addition, management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents.
The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program.
Members of the Board and Audit Committee are also encouraged to regularly engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs. if applicable Material cybersecurity threat risks are also considered during separate Board meeting discussions of important matters like enterprise risk management, operational budgeting, mergers and acquisitions, and other relevant matters.
Cybersecurity Risk Role of Management [Text Block]
Members of the Board and Audit Committee are also encouraged to regularly engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs. if applicable Material cybersecurity threat risks are also considered during separate Board meeting discussions of important matters like enterprise risk management, operational budgeting, mergers and acquisitions, and other relevant matters.
Our management team is responsible for assessing and managing our material risks from cybersecurity threats and is primarily responsible for our overall cybersecurity risk management program. Our management team has extensive experience in managerial, information technology, information security, and cyber skills and we have employed a professional in the position of chief information security officer, or CISO, since 2020. Our current CISO joined us in 2023 and has over 20 years of experience in various security disciplines. The CISO's expertise and our security team enable us to navigate the complex landscape of cybersecurity and keep up with emerging threats as technology continues to evolve.
Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environments.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team is responsible for assessing and managing our material risks from cybersecurity threats and is primarily responsible for our overall cybersecurity risk management program.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team has extensive experience in managerial, information technology, information security, and cyber skills and we have employed a professional in the position of chief information security officer, or CISO, since 2020. Our current CISO joined us in 2023 and has over 20 years of experience in various security disciplines. The CISO's expertise and our security team enable us to navigate the complex landscape of cybersecurity and keep up with emerging threats as technology continues to evolve.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Audit Committee receives regular reports from management on our cybersecurity risks. In addition, management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents.
The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on our cyber risk management program.
Members of the Board and Audit Committee are also encouraged to regularly engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs. if applicable Material cybersecurity threat risks are also considered during separate Board meeting discussions of important matters like enterprise risk management, operational budgeting, mergers and acquisitions, and other relevant matters.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true